Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales & other services	2	—	—
Other purchases	18	15	12
Accounts receivable	—	2	3
Accounts payable	—	52	51